Feb. 01, 2018

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Short Duration Fund

Class A

The following changes are effective on or about February 11, 2019:

Effective on or about February 11, 2019, the front-end sales charge on Class A shares of the fund is eliminated on new fund share purchases and all disclosure and references in the fund's prospectus to a front-end sales charge of 2.75% and related sales charge discounts for the fund's Class A shares are hereby deleted.